RECLAMATION PROVISION AND OTHER LIABILITIES (Details 3) (Executives Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Executives Plan
Components of net pension benefits expense
Service cost - benefits earned during the year	$ 650,000	$ 996,000	$ 981,000
Interest cost on projected benefit obligation	489,000	663,000	613,000
Amortization of net transition asset	169,000	171,000	164,000
Prior service cost	26,000	26,000	25,000
Loss due to settlement	2,921,000
Recognized net actuarial loss	340,000	245,000
Net pension benefits expense	4,595,000	2,101,000	1,783,000
Accumulated benefit obligation	9,700,000	13,200,000
Reconciliation of the market value of plan assets:
Fair value of plan assets, beginning of year	2,952,000	2,443,000
Agnico-Eagle's contribution	839,000	1,156,000
Benefit payments	(520,000)	(578,000)
Settlements	(961,000)
Effect of exchange rate changes	63,000	(69,000)
Fair value of plan assets, end of year	2,373,000	2,952,000	2,443,000
Reconciliation of projected benefit obligation:
Projected benefit obligation, beginning of year	14,370,000	12,041,000
Service cost	650,000	996,000
Interest cost	489,000	663,000
Net actuarial losses	675,000	1,704,000
Benefit payments	(520,000)	(696,000)
Settlements	(5,148,000)
Effect of exchange rate changes	302,000	(338,000)
Projected benefit obligation, end of year	10,818,000	14,370,000	12,041,000
Deficiency of plan assets compared with projected benefit obligation	(8,445,000)	(11,418,000)
Comprised of the following net amounts recognized in the consolidated balance sheets :
Accrued employee benefit liability	5,008,000	7,292,000
Accumulated other comprehensive loss
Transition obligation	341,000	500,000
Prior service cost	52,000	76,000
Net actuarial loss	3,044,000	3,550,000
Net liability	8,445,000	11,418,000
Assumptions:
Weighted average discount rate - net periodic pension cost (as a percent)	4.45%	5.20%
Weighted average discount rate - projected benefit obligation (as a percent)	4.00%	4.45%
Weighted average rate of compensation increase (as a percent)	3.00%	3.00%
Estimated average remaining service life for the plan	6 years	3 years
Components expected to be recognized in accumulated other comprehensive loss in 2013:
Transition obligation	170,000
Prior service cost	26,000
Net actuarial loss	327,000
Expected recognition in 2013 of amounts in accumulated other comprehensive income (loss)	523,000
Estimated future benefit payments from the plan
2013	117,000
2014	116,000
2015	115,000
2016	114,000
2017	113,000
2018 - 2022	$ 3,591,000